Related party transactions and balances (Details Narrative) - USD ($)	Sep. 01, 2022	Nov. 30, 2022	Aug. 31, 2022	Mar. 09, 2020
IfrsStatementLineItems [Line Items]
Due to related parties		$ 0	$ 5,588
Description of debt instrument expiration period	convertible debentures that were due to expire in October and November 2022
Debt instrument principal amount	$ 1,250,000
Debt instrument, annual interest rate	10.00%
Debt instrument conversion price per share	$ 8.90
Business Combination Agreement [member]
IfrsStatementLineItems [Line Items]
License fees percent				50.00%
Convertible Debts [member]
IfrsStatementLineItems [Line Items]
Description of debt instrument expiration period	August 31, 2025
Debt instrument principal amount	$ 1,250,000
Debt instrument, annual interest rate	7.00%
Debt instrument conversion price per share	$ 1.10